MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Floating Rate Index is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the United States and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch. The Fund may invest a significant portion of its assets in Rule 144A securities. As of June 30, 2014, the Floating Rate Index included 302 notes of 121 issuers and approximately 20% of the Floating Rate Index was comprised of Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Floating Rate Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Floating Rate Index will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Floating Rate Index, the Fund does not purchase all of the securities in the Floating Rate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Floating Rate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Floating Rate Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Floating Rate Index concentrates in an industry or group of industries. As of June 30, 2014, the Floating Rate Index was concentrated in the financial services and industrials sectors.